Leases - Summary of Payments by Date for Operating Lease (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022 (remaining three months)	$ 64
2022 / 2023	128	$ 257
2023 / 2024		128
2024 / 2025		0
2025		0
Thereafter		0
Total lease payments	192	385
Less: Interest	(2)	(10)
Present value of lease liabilities	$ 190	$ 375	$ 614